OTHER FINANCIAL DATA - NONCONTROLLING INTERESTS (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2013
Ownership Interests Held By Others [Line Items]
Amount of ownership interests held by others		$ 750	$ 754
Increase to Shareholders Equity for Sale of Subsidiary shares				$ 135
Ownership Interests Held By Others, Southern Gas Transmission [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others		49.00%	49.00%
Amount of ownership interests held by others		$ 1	$ 1
Ownership Interests Held By Others, Bay Gas Storage Company [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others		9.10%	9.10%
Amount of ownership interests held by others		$ 25	$ 23
Ownership Interests Held By Others, Liberty Gas Storage [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others		23.20%	25.00%
Amount of ownership interests held by others		$ 14	$ 14
Ownership Interests Held By Others IEnova Member [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others		18.90%	18.90%
Amount of ownership interests held by others		$ 468	$ 452
Proceeds from sale of noncontrolling interests, net of $25 million in offering costs				$ 574
Ownership Interests Held By Others, Tecsur [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others		9.80%	9.80%
Amount of ownership interests held by others		$ 4	$ 4
Ownership Interests Held By Others, Luz Del Sur [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others		16.40%	16.40%
Amount of ownership interests held by others		$ 164	$ 177
Ownership Interests Held By Others, Chilquinta Energia [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held By others, minimum	[1]	23.50%	23.60%
Percent of ownership held by others, maximum	[1]	43.40%	43.40%
Amount of ownership interests held by others	[1]	$ 21	$ 23
Ownership Interests Held By Others, Otay Mesa VIE [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others		100.00%	100.00%
Amount of ownership interests held by others		$ 53	$ 60

[1]	Chilquinta Energía has four subsidiaries with noncontrolling interests held by others. Percentage range reflects the highest and lowest ownership percentages among these subsidiaries.